CAPITAL STRUCTURE (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended		3 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 18, 2022	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 30, 2022	Mar. 02, 2022	Jan. 28, 2022	Dec. 20, 2021	Sep. 22, 2021	Jul. 30, 2021	May 28, 2021	Nov. 23, 2020
Class of Stock [Line Items]
Number of share issued				760,000,000		760,000,000
Common stock, shares authorized				750,000,000		750,000,000	750,000,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized				10,000,000		10,000,000	10,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued				38,429,397		37,082,864	26,768,240
Common stock, shares outstanding				38,429,397		36,754,064	26,768,240
Additional paid in capital				$ 18,916,423	$ 2,908,117	$ 10,135,743	$ 1,167,065
Capital distributions				0	$ 0	0	0
Common stock repurchased shares	328,800
Treasury stock	$ 247,165		$ 247,165	$ (0)		$ 247,165	$ (0)
Treasury Stock retired		328,800
Stock Repurchased and Retired During Period, Shares			44,200
Subsequent Event [Member]
Class of Stock [Line Items]
Treasury Stock retired		328,800
Warrant 1 [Member]
Class of Stock [Line Items]
Warrants outstanding				296,666
Warrant 2 [Member]
Class of Stock [Line Items]
Warrants outstanding				210,000
Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding				395,000
Professional Services [Member]
Class of Stock [Line Items]
Warrants outstanding								300,000
Warrant exercise price								$ 1.50
Warrant expiration date								Apr. 01, 2027						Jun. 01, 2026
Professional Services [Member] | Warrant 1 [Member]
Class of Stock [Line Items]
Warrants outstanding														500,000
Warrant exercise price														$ 1
Professional Services [Member] | Warrant 2 [Member]
Class of Stock [Line Items]
Warrants outstanding														500,000
Warrant exercise price														$ 2
Professional Services [Member] | Warrant 3 [Member]
Class of Stock [Line Items]
Warrants outstanding														500,000
Warrant exercise price														$ 5
Professional Services [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding										775,000
Warrant exercise price										$ 1.50
Warrant expiration date										Jan. 31, 2024
Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant expiration date													Jul. 26, 2026
Professional Services 2 [Member] | Warrant 1 [Member]
Class of Stock [Line Items]
Warrants outstanding													200,000
Warrant exercise price													$ 1
Professional Services 2 [Member] | Warrant 2 [Member]
Class of Stock [Line Items]
Warrants outstanding										350,000			100,000
Warrant exercise price										$ 1.50			$ 2
Warrant expiration date										Jan. 31, 2024
Professional Services 2 [Member] | Warrant 3 [Member]
Class of Stock [Line Items]
Warrants outstanding													100,000
Warrant exercise price													$ 5
Professional Services 2 [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding									53,335
Warrant exercise price									$ 1.50
Professional Services 2 [Member] | Warrant 4 [Member]
Class of Stock [Line Items]
Warrants outstanding									5,000
Warrant exercise price									$ 1
Services To Be Provided [Member]
Class of Stock [Line Items]
Warrants outstanding											600,000
Warrant exercise price											$ 1
Warrant expiration date											Dec. 20, 2026
Debt Extension [Member]
Class of Stock [Line Items]
Warrants outstanding										250,000
Warrant exercise price										$ 1.50
Warrant expiration date										Jan. 31, 2024
Debt Extension [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding											400,000
Warrant exercise price										$ 1.50
Warrant expiration date										Jan. 31, 2024
Professional Services 1 [Member] | Warrant 1 [Member]
Class of Stock [Line Items]
Warrants outstanding										200,000
Warrant exercise price										$ 1.50
Warrant expiration date										Jan. 31, 2024
Professional Services 3 [Member]
Class of Stock [Line Items]
Warrants outstanding										150,000
Warrant exercise price										$ 2
Professional Services 3 [Member] | Warrant 3 [Member]
Class of Stock [Line Items]
Warrants outstanding										150,000
Warrant exercise price										$ 1
Warrant expiration date										Jan. 31, 2024
Professional Services 4 [Member] | Warrant 4 [Member]
Class of Stock [Line Items]
Warrants outstanding										1,018,050
Warrant exercise price										$ 1.50
Warrant expiration date										Jan. 31, 2024
Professional Services 5 [Member] | Warrant 5 [Member]
Class of Stock [Line Items]
Warrants outstanding									15,000	225,000
Warrant exercise price									$ 1.50	$ 1.50
Warrant expiration date										Jan. 31, 2024
Professional Services 6 [Member] | Warrant 6 [Member]
Class of Stock [Line Items]
Warrants outstanding										100,000
Warrant exercise price										$ 1
Warrant expiration date										Jan. 31, 2024
Professional Services 7 [Member] | Warrant 7 [Member]
Class of Stock [Line Items]
Warrants outstanding										100,000
Warrant exercise price										$ 1.50
Warrant expiration date										Jan. 31, 2024
Professional Services 8 [Member] | Warrant 8 [Member]
Class of Stock [Line Items]
Warrants outstanding										100,000
Warrant exercise price										$ 1.50
Warrant expiration date										Jan. 31, 2024
Professional Services 9 [Member] | Warrant 9 [Member]
Class of Stock [Line Items]
Warrants outstanding										52,050
Warrant exercise price										$ 1.50
Warrant expiration date										Jan. 31, 2024
Investment [Member]
Class of Stock [Line Items]
Warrants outstanding								250,000
Warrant exercise price								$ 3
Warrant expiration date								Mar. 30, 2024
Coral Investment Partners [Member]
Class of Stock [Line Items]
Warrants outstanding															500,000
Warrant expiration date															Nov. 30, 2023
Warrants outstanding						500,000
Purple Bio Tech [Member] | Termination Of License Right [Member]
Class of Stock [Line Items]
Warrants outstanding												300,000
Warrant exercise price												$ 5
Share-based Payment Arrangement, Expense				$ 1,897,585		$ 1,897,585
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued					29,974,740
Common stock, shares outstanding					29,974,740
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding				0		0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				2,000,000		2,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				10,000,000		10,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding				8,000		8,000	0
Warrant Class A [Member] | Coral Investment Partners [Member]
Class of Stock [Line Items]
Warrant exercise price															$ 2
Warrant Class B [Member] | Coral Investment Partners [Member]
Class of Stock [Line Items]
Warrant exercise price															$ 5